Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended	13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended
	Mar. 05, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026
iREIT(R) - MarketVector Quality REIT Index ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,220	$ 9,601	$ 9,875	$ 10,112	$ 10,862	$ 11,391	$ 11,646	$ 11,066	$ 11,368	$ 10,405	$ 10,413	$ 10,626	$ 10,370	$ 9,876	$ 10,072	$ 10,179	$ 9,944	$ 10,393	$ 10,297	$ 10,037	$ 10,334	$ 10,280	$ 10,576
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value	10,000	10,356	9,933	10,426	10,800	10,931	11,197	11,436	11,332	11,997	11,711	12,037	11,880	11,211	11,135	11,836	12,438	12,717	12,975	13,448	13,763	13,797	13,805	14,005
iREIT® - MarketVector Quality REIT Total Return Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,198	$ 9,573	$ 9,849	$ 10,073	$ 10,821	$ 11,353	$ 11,584	$ 11,005	$ 11,308	$ 10,324	$ 10,329	$ 10,540	$ 10,264	$ 9,768	$ 9,962	$ 10,050	$ 9,815	$ 10,263	$ 10,151	$ 9,886	$ 10,180	$ 10,111	$ 10,403